MFS(R) Mutual Funds
ANNUAL REPORT 3/31/03

MFS(R) MUNICIPAL INCOME FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MUNICIPAL INCOME FUND

AN OPPORTUNISTIC NATIONAL TAX-EXEMPT BOND FUND

Management seeks to drive performance through sector/security selection and quantitative analysis of the yield curve. While the fund focuses on high-grade and speculative securities (rated BBB or higher), the fund may also invest in lower-rated bonds. The fund is designed to have a higher yield than our more conservative offering, MFS Municipal Bond Fund, because it takes on slightly more credit risk.

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with prudent investing, while seeking protection of shareholders' capital.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              30
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     37
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      46
----------------------------------------------------
TRUSTEES AND OFFICERS                             47
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       49
----------------------------------------------------
MFS PRIVACY POLICY                                50
----------------------------------------------------
FEDERAL TAX INFORMATION                           50
----------------------------------------------------
CONTACT INFORMATION                               51
----------------------------------------------------
ASSET ALLOCATION                                  52


-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid-to-late 1990's raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 Index was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MUNICIPAL BONDS BENEFITED AS STOCKS RETREATED

The municipal bond market overall posted solid gains during the 12 month period ended March 31, 2003, as the economy stayed weak and interest rates came down. While consumer spending supported a slight recovery, corporate spending remained in the doldrums and layoffs continued. Additional pressures on financial markets included a rash of corporate scandals in 2002 and the expectation of war with Iraq.

While these factors were negative for the stock market, they were positive for the prices of higher-rated bonds. Inflation remained in check, interest rates decreased, and we saw a "flight to quality" as investors flocked to high-quality assets such as Treasuries and municipal bonds, which typically have been less volatile than corporate issues in times of crisis. (Principal value and interest of Treasury securities are guaranteed by the U.S. government if held to maturity.)

However, with the Iraqi war apparently concluded just weeks after the period ended, we see the potential for the "war premium" to come out of higher-quality bonds and for prices to retreat somewhat. We also think bond yields could be volatile and possibly drift a bit higher in coming months. But we think continuing weakness in the economy will likely keep inflation low and potential interest rate increases modest in the near term.

LOWER RATED DEBT HURT PERFORMANCE

Over the period, the fund underperformed relative to its benchmark, the Lehman Brothers Municipal Bond Index, and closely tracked its peers in the Lipper general municipal debt fund category. We believe most of that underperformance was related to the nature of the fund; this fund seeks to provide higher levels of income than an average municipal debt fund by taking on higher-than-average credit risk. In a period when nervous investors favored less risky "AAA"-rated bonds, the fund's relatively high weighting in lower-rated "A," "BBB," and unrated debt hurt relative performance.

PORTFOLIO CONCENTRATION AS OF 3/31/03

QUALITY RATINGS

                "AAA"                            43.4%
                "AA"                             11.5%
                "A"                              12.0%
                "BBB"                            15.1%
                High Yield (BB and Lower)         4.4%
                Not Rated                        13.3%
                Other                             0.3%

                The portfolio is actively managed, and current holdings may be different.

The fund's relative overweighting in housing bonds also hurt performance. Low interest rates led to a surge in bond prepayments from homeowners refinancing their mortgages. This hurt the performance of housing bonds because the risk of prepayment dampened the bonds' potential for price appreciation. Furthermore, bond holders were forced to reinvest their proceeds from prepaid bonds at lower prevailing interest rates. While our housing issues detracted from performance over the period, we continue to think this sector offers long-term opportunity, largely because housing issues have tended to deliver higher yields with less volatility than some other sectors.

The fund's performance was also affected by problems with an airline bond holding, as the industry overall struggled, and by problems at a multi-family housing project and a nursing home chain that suffered credit issues over the period.

YIELD CURVE POSITIONING HELPED PERFORMANCE

Over the period, the fund was overweighted in the 12- to 17-year area of the yield curve, relative to both its benchmark and its Lipper peers. That overweighting helped relative performance, as bonds with 12 to 17 years remaining to maturity constituted one of the best-performing areas of the yield curve.

TOBACCO BONDS IN THE NEWS

Toward the end of the period, municipal "tobacco bonds" became a headline issue in the media. These securities are state bonds backed by income from the 1998 Master Settlement Agreement (MSA), in which tobacco companies agreed to a stream of payments to 46 states in return for the states dropping smoking-related class action lawsuits. In March, a different lawsuit raised questions about Philip Morris USA's ability to make its April 2003 MSA payment, and state tobacco bonds declined on the news. Our exposure to MSA-backed bonds was relatively small, at around 1% of portfolio assets, so returns for the fund were not strongly affected. In addition, a key legal issue was resolved in mid-April, after the period ended, and Philip Morris USA made the required April 15 payments to the states.

/s/ Michael L. Dawson                   /s/ Geoffrey L. Schechter

    Michael L. Dawson                       Geoffrey L. Schechter
    Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 3/31/03
------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                MFS Municipal     Lehman Brothers
                                Income Fund --      Municipal
                                   Class A         Bond Index
            "3/31/93"              10,000            10,000
            "3/31/95"              10,719            10,992
            "3/31/97"              11,740            12,563
            "3/31/99"              13,573            14,771
            "3/31/01"              14,414            16,371
            "3/31/03"              15,759            18,676

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                      Class
  Share class    inception date      1-yr        3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A            9/7/1993           8.00%       6.58%      4.70%      5.47%
------------------------------------------------------------------------------
       B           12/29/1986          7.19%       5.77%      3.92%      4.65%
------------------------------------------------------------------------------
       C            1/3/1994           7.18%       5.77%      3.91%      4.68%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                               2.87%       4.86%      3.69%      4.96%
------------------------------------------------------------------------------
       B                               3.19%       4.87%      3.59%      4.65%
------------------------------------------------------------------------------
       C                               6.18%       5.77%      3.91%      4.68%
------------------------------------------------------------------------------

-----------------------
Cumulative
without sales charge
-----------------------

  Share class                        1-yr        3-yr       5-yr       10-yr

------------------------------------------------------------------------------
       A                               8.00%      21.06%     25.84%     70.34%
------------------------------------------------------------------------------
       B                               7.19%      18.34%     21.19%     57.59%
------------------------------------------------------------------------------
       C                               7.18%      18.31%     21.16%     57.93%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------
Comparative returns

------------------------------------------------------------------------------
Average general municipal debt fund(1)       8.30%     6.89%    4.57%    5.42%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(2)      9.89%     8.16%    6.07%    6.45%
------------------------------------------------------------------------------

(1) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(2) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS MUNICIPAL BOND INDEX -- A broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemable within 12 months.

Performance for share classes initially offered after Class B shares includes the performance of the fund's Class B shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details.
All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 3/31/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Municipal Bonds - 98.7%
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                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
Airport and Port Revenue - 2.2%
--------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), AMBAC,
5.5s, 2019                                                               $350             $370,454
--------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International Airport),
FGIC, 7.65s, 2012(3)                                                      305              334,673
--------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International Airport),
FGIC, 7.65s, 2012                                                         695              753,498
--------------------------------------------------------------------------------------------------
Louisville & Jeff County, KY, Regional Airport Authority,
"A", MBIA, 6.5s, 2017                                                   3,000            3,439,800
--------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "B", FSA, 4.35s, 2004                  690              713,619
--------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 5.75s, 2010                          1,425            1,609,210
--------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75s, 2017                 1,080            1,159,164
--------------------------------------------------------------------------------------------------
                                                                                        $8,380,418
--------------------------------------------------------------------------------------------------
Chemicals - 1.1%
--------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7s, 2033                                              $1,000           $1,019,530
--------------------------------------------------------------------------------------------------
Lake Charles, LA, Harbor & Terminal District Port
(Occidental Petroleum), 7.2s, 2020                                      1,000            1,023,730
--------------------------------------------------------------------------------------------------
Red River Authority, Texas Pollution Control (CNA
Holdings, Inc.), 6.7s, 2030                                             1,000            1,036,770
--------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 7s, 2024                                                        1,000              868,740
--------------------------------------------------------------------------------------------------
                                                                                        $3,948,770
--------------------------------------------------------------------------------------------------
General Obligation - General Purpose - 5.4%
--------------------------------------------------------------------------------------------------
Chicago, IL, Lakefront Millennium Parking Facilities,
MBIA, 5s, 2018                                                         $4,000           $4,185,560
--------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875s, 2017(3)                          3,205            3,796,066
--------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2014                                          200              237,772
--------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                    850              994,662
--------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C",
AMBAC, 6s, 2017                                                           500              570,045
--------------------------------------------------------------------------------------------------
Mobile County, AL, 6s, 2014                                               800              921,896
--------------------------------------------------------------------------------------------------
New Orleans, LA, AMBAC, 0s, 2015                                        3,000            1,742,070
--------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75s, 2015                                          1,650            1,790,431
--------------------------------------------------------------------------------------------------
San Antonio, TX, 5s, 2020                                                 700              719,460
--------------------------------------------------------------------------------------------------
Shelby County, TN, 0s, 2013                                             3,000            1,961,070
--------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2022                                          3,185            1,023,277
--------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2023                                          3,150              934,573
--------------------------------------------------------------------------------------------------
Wisconsin State, "C", 6s, 2019                                          1,200            1,360,152
--------------------------------------------------------------------------------------------------
                                                                                       $20,237,034
--------------------------------------------------------------------------------------------------
General Obligations - Improvement - 4.0%
--------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75s, 2017                                            $1,000           $1,135,480
--------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 8.2s, 2015(2)(4)               3,000            3,976,980
--------------------------------------------------------------------------------------------------
Mesa, AZ, FGIC, 5s, 2018                                                3,625            3,780,114
--------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5s, 2017                                       2,000            2,078,660
--------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6s, 2017                                            3,475            4,000,072
--------------------------------------------------------------------------------------------------
                                                                                       $14,971,306
--------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.7%
--------------------------------------------------------------------------------------------------
Bay Village, OH, City School District, School
Improvement, 5.25s, 2016                                                 $500             $541,270
--------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 0s, 2015                        1,500              845,685
--------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5s, 2021                  2,000            2,064,520
--------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES,
FGIC, 8.924s, 2017(2)(4)                                                1,495            1,882,594
--------------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public
Education, "A", 5s, 2019                                                1,000            1,037,870
--------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2015                             400              464,992
--------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55s, 2020                  1,225            1,477,656
--------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5s, 2015                      880              988,407
--------------------------------------------------------------------------------------------------
Goose Creek,TX, Consolidate School District, 5s, 2020                   2,500            2,586,275
--------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES,
8.82s, 2017(2)(4)                                                       2,325            2,678,167
--------------------------------------------------------------------------------------------------
Indian Hill, OH, Exempted Village School, School
Improvement, 5.5s, 2017                                                   830              920,578
--------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, Prerefunded,
6s, 2017(3)                                                             1,755            2,081,483
--------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, Unrefunded
Balance, 6s, 2017                                                         225              257,967
--------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0s, 2018                 2,500            1,076,625
--------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75s, 2019(3)                   700              812,532
--------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5s, 2018                          500              545,640
--------------------------------------------------------------------------------------------------
Mason, OH, City School District, School Improvement,
5.375s, 2016                                                            1,250            1,371,212
--------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65s, 2021                                     1,500            1,652,115
--------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6s, 2016                         750              856,328
--------------------------------------------------------------------------------------------------
Pierre, SD, School District, FSA, 5.7s, 2017                            1,000            1,122,620
--------------------------------------------------------------------------------------------------
Richland-Beanblossom, IN, First Mortgage, FGIC, 5.5s, 2014                390              435,638
--------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875s, 2020                1,705            1,911,953
--------------------------------------------------------------------------------------------------
Walled Lake, MI, Consolidate School District, Refunding,
5.125s, 2021                                                            1,250            1,295,663
--------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.),
FGIC, 5.5s, 2020                                                        2,600            2,811,822
--------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125s, 2016(3)                    1,665            1,970,428
--------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125s, 2017(3)                    1,765            2,088,771
--------------------------------------------------------------------------------------------------
Willis, TX, Independent School District, Refunding,
5.75s, 2018                                                               305              355,746
--------------------------------------------------------------------------------------------------
                                                                                       $36,134,557
--------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 15.9%
--------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Health Systems), 9.25s, 2022                                            $350             $392,469
--------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Hospital), 9.25s, 2030                                         650              726,843
--------------------------------------------------------------------------------------------------
Baldwin County, AL (Thomas Hospital), Revenue Bonds,
5.75s, 2027                                                               600              549,624
--------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375s, 2014                          1,000            1,020,560
--------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency, "A"
(Memorial Hospital Medical Center, Inc.), 8.125s, 2020                    300              318,465
--------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency (Civic
Facilities Rev.), 6s, 2013                                                790              768,070
--------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625s, 2026                                   500              541,110
--------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev., Refunding &
Improvement Hospital, 6s, 2016                                          1,000            1,036,600
--------------------------------------------------------------------------------------------------
Cullman, AL (Cullman Regional Medical Center), 6.5s, 2013                 390              396,380
--------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities (Canton, Inc.),
7.5s, 2030                                                                900              990,792
--------------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625s, 2032                                          675              676,850
--------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2018                300              294,396
--------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 6s, 2023                    500              507,820
--------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), 6.875s, 2031                               700              754,488
--------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic
Facility Rev. (Nathan Littauer Hospital), 5.75s, 2009                     250              244,413
--------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health Systems, Inc.), 5.5s, 2031                      445              444,435
--------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial
Hospital), 5.75s, 2031                                                    500              507,560
--------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Bon Secours), RIBS, FSA, 10.4s, 2027(2)(4)                             5,000            6,671,550
--------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health), 6s, 2031                                              350              366,863
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 6.35s, 2015                                            1,000            1,085,100
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 5.75s, 2024                                           350              355,712
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6s, 2024                              335              343,120
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside
Health Systems), 5.75s, 2022                                              650              651,183
--------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 5.25s, 2014                                    400              406,532
--------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Munske-Medical),
6.375s, 2021                                                            1,700            1,726,027
--------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Munske-Medical),
6.375s, 2031                                                              500              504,120
--------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Riverview
Hospital), 6.125s, 2031                                                   250              252,498
--------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton
Healthcare, Inc.), 6.625s, 2028                                           250              259,485
--------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5s, 2020                      1,250            1,304,912
--------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority,
Refunding & Improvement, "A", MBIA, 5s, 2018                            2,400            2,506,776
--------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility
(Baptist Health Systems East Tennessee), 6.375s, 2022                   1,000            1,024,680
--------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group),
"A", MBIA, 5.25s, 2019                                                  1,100            1,162,436
--------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Development Corp. (Memorial
Health System of East Texas), 6.875s, 2026                                330              307,761
--------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625s, 2019                                                   750              770,985
--------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities, Refunding (Martin
Memorial Medical Center), "B", 5.75s, 2022                                850              837,972
--------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.
(University of Maryland Medical System), 6.75s, 2030                    1,000            1,108,370
--------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Anna Jaques Hospital), 6.875s, 2012                                 300              304,209
--------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 6.5s, 2012                                        400              423,772
--------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7s, 2015                                      1,000              991,310
--------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare), 5.75s, 2021                                   400              424,000
--------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6s, 2018                       300              282,717
--------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities (Mount Sinai Medical
Center), 5.5s, 2035                                                       300              284,961
--------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority
Rev. (Rush Medical Foundation), Connie Lee, 6.7s, 2018                  1,000            1,014,700
--------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625s, 2032                                          375              371,100
--------------------------------------------------------------------------------------------------
Nassau County, NY, 5.875s, 2011                                           460              467,351
--------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special
Needs Facilities Pooled Program B 1), 6.1s, 2012                          295              299,018
--------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Rev.
(Covenant Health), 6.5s, 2017                                           1,000            1,106,100
--------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Rev.
(Exeter Hospital), 6s, 2024                                               500              522,850
--------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical
Center), 6.5s, 2021                                                       500              510,700
--------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System (Ohio
Valley Medical Center), 5.75s, 2013                                       900              770,004
--------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comache
County Hospital), 6s, 2014                                                600              613,734
--------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev., Refunding
Hospital, 5.5s, 2021                                                      500              509,230
--------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25s, 2013                                                  600              606,762
--------------------------------------------------------------------------------------------------
Rio Grande, TX, Health Facilities Development Corp.
(Golden Palms), MBIA, 6.4s, 2015                                        2,800            2,869,440
--------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5s, 2027                                                290              273,395
--------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital (Methodist
Healthcare), 6s, 2016                                                     800              839,640
--------------------------------------------------------------------------------------------------
State of Michigan Hospital Finance Authority Rev.
(Memorial Healthcare Center), 5.75s, 2015                                 800              807,696
--------------------------------------------------------------------------------------------------
State of Rhode Island Health & Educational Building,
Hospital Financing (Lifespan Obligation Group), 6.5s, 2032              1,500            1,535,220
--------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev., 6.375s, 2020                             300              318,222
--------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater
Medical Center), 6.5s, 2019                                             1,000            1,014,520
--------------------------------------------------------------------------------------------------
Suffolk County, NY (Huntington Hospital), 5.875s, 2032                  1,000            1,005,820
--------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Southampton Hospital), 7.25s, 2020                                       750              755,730
--------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Southhampton Hospital), 7.625s, 2030                                     250              254,677
--------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                       1,000            1,031,790
--------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities, 6.75s, 2021                      400              416,044
--------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development Authority (Morris
Hospital), 6.625s, 2031                                                   500              527,075
--------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier
Memorial Hospital), 5.5s, 2007                                            500              497,330
--------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Rev. (Ottumwa Regional
Health Center), 6.375s, 2031                                              750              767,707
--------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building Commission
(Weirton Hospital Medical Center), 6.375s, 2031                           500              504,825
--------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority,
Hospital Rev. (Ozarks Medical Center), 6.75s, 2024                        195              197,855
--------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit
Hospital), 6.25s, 2032                                                  1,000            1,016,930
--------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 6.25s, 2019                   1,500            1,614,045
--------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities, Refunding
(Wheaton Franciscan Services), 6.25s, 2022                              1,000            1,064,140
--------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev.
(Asgenesian Healthcare, Inc.), 6s, 2017                                   325              346,349
--------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8s, 2016               480              497,405
--------------------------------------------------------------------------------------------------
                                                                                       $59,475,330
--------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 2.6%
--------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 7.75s, 2006                                $115             $107,229
--------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 8.125s, 2016                                505              422,943
--------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 8.5s, 2026                                1,130              914,181
--------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9s, 2025                                                     500              543,655
--------------------------------------------------------------------------------------------------
Cumberland County, PA (Wesley Affiliated Services),
7.25s, 2035                                                               375              370,781
--------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25s, 2029                                    975              857,629
--------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Metro
Health, Inc.), 6.3s, 2023(1)                                            1,200              156,000
--------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev.
(Hoosier Care), 7.125s, 2034                                              830              704,346
--------------------------------------------------------------------------------------------------
Iowa Financing Authority, Health Care Facilities,
9.25s, 2025                                                               500              593,495
--------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly
Enterprises, Inc.), 5.875s, 2007                                          205              200,605
--------------------------------------------------------------------------------------------------
Jefferson County, KY, Hospital Rev., MBIA, 11.562s, 2014(2)             1,000            1,041,930
--------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority
(Beverly Enterprise, Inc.), 6.75s, 2008                                   350              350,854
--------------------------------------------------------------------------------------------------
Marshall County, AL Health Care, "A", 6.25s, 2022                         500              527,470
--------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facility (Magnolia of
Millbrae), 7.375s, 2027                                                   990            1,021,314
--------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metropolitian Health Foundation, Inc.),
6.55s, 2028                                                               960              872,602
--------------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt),
6.75s, 2021                                                             1,000            1,064,010
--------------------------------------------------------------------------------------------------
                                                                                        $9,749,044
--------------------------------------------------------------------------------------------------
Human Services - 0.3%
--------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(First Mortgage Healthcare Facilities), 9s, 2031                       $1,000           $1,023,460
--------------------------------------------------------------------------------------------------

Industrial Revenue - Airlines - 0.3%
--------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental
Airlines), 5.7s, 2019                                                  $1,000             $457,630
--------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev., 7s, 2012                    300              223,341
--------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev., "B", 5.65s, 2035               1,000              435,000
--------------------------------------------------------------------------------------------------
                                                                                        $1,115,971
--------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
--------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority (USX
Corp.), 5.4s, 2017                                                       $500             $525,335
--------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45s, 2017                                             2,500            2,396,075
--------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev. (American Petfuel), 6.1s, 2005                                       875              899,351
--------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev. (American Petfuel), 6.2s, 2019                                       500              507,495
--------------------------------------------------------------------------------------------------
Gloucester County, NJ, Improvement Authority, Solid Waste
Resources Recovery Rev. (Waste Management, Inc.),
6.85s, 2029                                                               150              164,013
--------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Browning-Ferris), 5.3s, 2011                                           1,000            1,007,810
--------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9s, 2029                        300              325,164
--------------------------------------------------------------------------------------------------
                                                                                        $5,825,243
--------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.4%
--------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Industrial Development Rev. (Joy
Technologies), 8.75s, 2007                                               $500             $506,490
--------------------------------------------------------------------------------------------------
Gulf Coast Industrial Development Authority (Valero
Refinery), 5.6s, 2031                                                     500              439,080
--------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Springfield Resources Recovery), 5.625s, 2019                          2,895            2,978,231
--------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch
Foods, Inc.), 5.6s, 2017                                                1,300            1,342,770
--------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev. (Amtrak), 6.125s, 2021                                               550              494,131
--------------------------------------------------------------------------------------------------
Port of New Orleans, LA (Avondale Industries), 8.5s, 2014               1,885            2,076,460
--------------------------------------------------------------------------------------------------
State of Ohio, Air Quility Development Authority (USX),
5s, 2015                                                                  500              500,115
--------------------------------------------------------------------------------------------------
Tooele County, UT, Union Pacific, 5.7s, 2026                              710              691,994
--------------------------------------------------------------------------------------------------
                                                                                        $9,029,271
--------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.9%
--------------------------------------------------------------------------------------------------
Beauregard Parish, LA, Rev. (Boise Cascade Corp.),
6.8s, 2027                                                               $500             $491,635
--------------------------------------------------------------------------------------------------
Butler, AL, Industrial Developement Board, Solid Waste
Rev. (James River Corp.), 8s, 2028                                        850              754,962
--------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp. Rev. (Mead
Westvaco Escanaba), 6.25s, 2027                                           900              905,130
--------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev.
(International Paper Co.), 6.45s, 2019                                  2,000            2,082,500
--------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.4s, 2026                                     1,500            1,459,110
--------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.2s, 2027                                       500              475,115
--------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency (Solid
Waste Disposal Facility Rev.), 6.8s, 2014                               1,000            1,035,720
--------------------------------------------------------------------------------------------------
                                                                                        $7,204,172
--------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
--------------------------------------------------------------------------------------------------
Burns Habor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8s, 2024(1)                                         $3,000              $60,000
--------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Entertainment & Tourism - 0.3%
--------------------------------------------------------------------------------------------------
Nevada Department of Business (Las Vegas Monorail),
7.375s, 2040                                                           $1,000           $1,003,210
--------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Other - 1.4%
--------------------------------------------------------------------------------------------------
Austin, TX, Convertible Enterprises, Inc., 6.6s, 2021                    $300             $313,251
--------------------------------------------------------------------------------------------------
Austin, TX, Convertible Enterprises, Inc., 6.7s, 2028                     400              416,344
--------------------------------------------------------------------------------------------------
Capital Trust Agency Florida Rev. (Seminole Tribe
Convention), 10s, 2033                                                  1,000            1,027,080
--------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Authority Rev.
(Virginia Horse Center), 6.85s, 2021                                      500              502,445
--------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority
Rev. (St. Louis Convention), 7.2s, 2028                                   400              402,548
--------------------------------------------------------------------------------------------------
State of California, Department of Water Resources Power,
5.125s, 2018                                                              750              778,050
--------------------------------------------------------------------------------------------------
State of California Department of Water Resources, "A",
XLCA, 5.375s, 2017                                                      1,500            1,652,205
--------------------------------------------------------------------------------------------------
                                                                                        $5,091,923
--------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.4%
--------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 7.25s, 2027(1)                                            $1,000             $798,670
--------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 7.25s, 2027(1)                                               585              232,537
--------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 10s, 2027(1)                                                 380               75,719
--------------------------------------------------------------------------------------------------
California Statewide Community Development Authority Rev.
(Seminole Tribe Convention), 5.25s, 2025                                1,000            1,056,670
--------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625s, 2009                           2,000            2,165,540
--------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2s, 2012                     1,000            1,002,440
--------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing, GNMA, 6s, 2021                    200              216,282
--------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev.,
6.625s, 2020                                                              330              345,909
--------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev.,
6.75s, 2031                                                             1,670            1,742,963
--------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multifamily Housing Rev.
(Northbrook I & III Apartments), 6.15s, 2019(1)                         1,250              867,150
--------------------------------------------------------------------------------------------------
Texas Department of Housing & Community Affairs (DFW
Place), 10s, 2026(1)(4)                                                 2,215              552,753
--------------------------------------------------------------------------------------------------
                                                                                        $9,056,633
--------------------------------------------------------------------------------------------------
Parking - 0.1%
--------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2016(3)                            $100              $53,224
--------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2017(3)                             210              104,511
--------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2018(3)                             300              139,830
--------------------------------------------------------------------------------------------------
                                                                                          $297,565
--------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 3.1%
--------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6s, 2019         $1,015           $1,152,137
--------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, IL, MBIA,
0s, 2016                                                                8,400            4,568,424
--------------------------------------------------------------------------------------------------
Midwest City, OK, Municipal Authority Capital, FSA,
5.125s, 2018                                                              825              873,262
--------------------------------------------------------------------------------------------------
New York, NY, Transitional, Future Tax Secured, "A",
6s, 2017(3)                                                             2,000            2,394,000
--------------------------------------------------------------------------------------------------
Philadelphia, PA, Regional Port Authority Lease Rev.,
MBIA, 11.07s, 2020(2)                                                   2,500            2,668,575
--------------------------------------------------------------------------------------------------
                                                                                       $11,656,398
--------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 2.8%
--------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev.,
8.875s, 2011                                                           $2,510           $3,490,356
--------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev.,
Refunding, "B", 6.5s, 2022                                                633              700,155
--------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55s, 2030                                                         365              392,609
--------------------------------------------------------------------------------------------------
Chicago, IL, Residential Mortgage Rev., MBIA, 0s, 2009                    110               69,922
--------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA,
7.05s, 2030                                                                80               84,904
--------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                    995              262,013
--------------------------------------------------------------------------------------------------
De Kalb, IL, Single Family Mortgage Rev., GNMA,
7.45s, 2009                                                                25               25,022
--------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev., GNMA,
6.625s, 2023                                                              690              780,838
--------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev., GNMA,
6.75s, 2030                                                               235              249,495
--------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., GNMA,
7s, 2031                                                                   80               84,198
--------------------------------------------------------------------------------------------------

Maricopa County, AZ, GNMA, 7.65s, 2024                                    $82              $89,522
--------------------------------------------------------------------------------------------------
Maricopa County, AZ Single Family Mortgage Rev., "B",
GNMA, 3.5s, 2034                                                          500              548,435
--------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA,
7.05s, 2030                                                               740              783,704
--------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                         80               84,158
--------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                                  620              676,810
--------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 5.3s, 2029                                                  1,295            1,417,818
--------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2033                                                   570              622,993
--------------------------------------------------------------------------------------------------
                                                                                       $10,362,952
--------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 4.9%
--------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2027                                                           $750             $198,562
--------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2028                                                          3,235              897,001
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2014                     42               43,498
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45s, 2016                    125              132,674
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75s, 2021                    150              159,468
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9s, 2023                     420              446,952
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1s, 2023                     240              256,574
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4s, 2027                     120              120,554
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875s, 2028                   445              462,132
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8s, 2030                     300              331,803
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6s, 2032                     350              380,751
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375s, 2033                   200              225,888
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55s, 2033                    240              260,542
--------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, GNMA, 7.55s, 2031                       330              362,792
--------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Mortgage Rev., GNMA,
6.4s, 2032                                                                370              390,239
--------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential
Housing Finance "B", 4.8s, 2023                                           295              306,720
--------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission,
6.35s, 2032                                                               650              695,552
--------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev., GNMA, 6.7s, 2030                                                    825              880,481
--------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev., GNMA, 6.85s, 2032                                                   555              622,815
--------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev. (Home Loan Program), GNMA, 6.75s, 2034                               295              323,158
--------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, GNMA, 5.6s, 2020                   255              264,053
--------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, 7.2s, 2010                     1,485            1,496,702
--------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, 5.875s, 2030                     325              343,668
--------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, 6.3s, 2031                       340              370,464
--------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, GNMA,
7.1s, 2030                                                                270              297,016
--------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, GNMA,
6.25s, 2032                                                               825              883,311
--------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, GNMA,
6.35s, 2033                                                               340              371,005
--------------------------------------------------------------------------------------------------
North Dakota State Housing Finance Agency, 5s, 2033                       590              598,950
--------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, 6.65s, 2029                            1,945            2,107,252
--------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA,
6.1s, 2028                                                                300              320,982
--------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency, 0s, 2017                          3,445            1,577,362
--------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                  1,225            1,324,593
--------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency, Single Family, FSA,
4.95s, 2032                                                               455              481,809
--------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., Housing
Finance, 0s, 2037                                                       1,330              203,051
--------------------------------------------------------------------------------------------------
                                                                                       $18,138,374
--------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.5%
--------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development
Authority, Solid Waste Disposal Facilities Rev., 6.25s,
2027                                                                     $500             $518,250
--------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9s, 2015                    900              858,024
--------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverill Associates), 6.7s, 2014                                          700              699,076
--------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Ogden
Haverill Associates), 5.6s, 2019                                        1,000              886,140
--------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625s, 2026                                                              450              450,891
--------------------------------------------------------------------------------------------------

New York Environmental Facilities Corp. (Variable Waste
Management), 4s, 2012                                                  $1,000           $1,008,280
--------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev.,
5.9s, 2005                                                              1,000            1,078,950
--------------------------------------------------------------------------------------------------
                                                                                        $5,499,611
--------------------------------------------------------------------------------------------------
Special Assessment District - 0.3%
--------------------------------------------------------------------------------------------------
Taylor, MI, Tax Increment Finance, FSA, 5.5s, 2015                     $1,000           $1,113,070
--------------------------------------------------------------------------------------------------

State and Local Appropriation - 5.6%
--------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2018                   $760             $876,607
--------------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital
Improvement, "D", 6s, 2015                                              2,850            3,319,024
--------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES,
5.874s, 2016(2)(4)                                                      1,500            1,891,200
--------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES,
5.874s, 2017(2)(4)                                                      1,250            1,561,200
--------------------------------------------------------------------------------------------------
Houston, TX, 6.3s, 2020                                                 1,000            1,106,130
--------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual &
Performing Arts), 6s, 2021                                              1,000            1,174,890
--------------------------------------------------------------------------------------------------
Michigan State Certificates Participation, AMBAC,
5.5s, 2020                                                              1,250            1,340,775
--------------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee
Rev., MBIA, 5.5s, 2020                                                    475              512,050
--------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., State University
Facilities, "C", FSA, 5.75s, 2017                                       1,250            1,472,188
--------------------------------------------------------------------------------------------------
New York State Urban Development Corp., Correctional
Facilities Service Contract C, AMBAC, 5.875s, 2019                      1,000            1,173,510
--------------------------------------------------------------------------------------------------
Regional Transport Authority, IL, FSA, 5.75s, 2017                      5,000            5,873,050
--------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6s, 2015                  525              626,824
--------------------------------------------------------------------------------------------------
                                                                                       $20,927,448
--------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.8%
--------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8s,
2016                                                                     $675             $721,757
--------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev.,
5.85s, 2017                                                               700              745,346
--------------------------------------------------------------------------------------------------
California Student Loan Corp., 7.95s, 2030                                650              672,327
--------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority Education,
Refunding Issue G, "A", MBIA, 6.1s, 2018                                  985            1,052,601
--------------------------------------------------------------------------------------------------
                                                                                        $3,192,031
--------------------------------------------------------------------------------------------------
Tax Assessment - 1.5%
--------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25s, 2012                         $1,000           $1,027,440
--------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL,
5.95s, 2006                                                               265              268,095
--------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, 6.25s, 2009                       460              465,773
--------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8s, 2011                        1,000            1,018,140
--------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6s, 2018                          1,500            1,510,695
--------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District,
6.5s, 2009                                                                730              736,869
--------------------------------------------------------------------------------------------------
Renaissance Community Development, 6.25s, 2008                            730              740,257
--------------------------------------------------------------------------------------------------
                                                                                        $5,767,269
--------------------------------------------------------------------------------------------------
Tobacco - 1.1%
--------------------------------------------------------------------------------------------------
Badger Tobacco, Asset Securitization Corp., 6.125s, 2027               $1,000             $937,080
--------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                     470              439,619
--------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5s, 2022                             290              290,102
--------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 6s, 2023                              500              463,715
--------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.3s, 2025                            750              609,585
--------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 6.375s, 2028                          500              453,125
--------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.5s, 2030                            350              297,815
--------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.75s, 2032                           600              537,312
--------------------------------------------------------------------------------------------------
                                                                                        $4,028,353
--------------------------------------------------------------------------------------------------
Toll Roads - 2.5%
--------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 6.5s, 2016                   $1,450           $1,792,476
--------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation, "B", AMBAC, 0s, 2018                                750              346,125
--------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency,
Toll Road Rev., 0s, 2004                                                3,000            2,971,860
--------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency,
Toll Road Rev., 0s, 2009                                                1,000              843,080
--------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, 5.5s, 2017                    3,000            3,474,750
--------------------------------------------------------------------------------------------------
                                                                                        $9,428,291
--------------------------------------------------------------------------------------------------
Transportation -Special Tax - 0.7%
--------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25s, 2017(3)                                                         $1,000           $1,192,190
--------------------------------------------------------------------------------------------------
Dallas, TX, Rapid Transit, AMBAC, 5.375s, 2016                            500              546,955
--------------------------------------------------------------------------------------------------
Dallas, TX, Rapid Transit, AMBAC, 5.375s, 2017                            500              543,150
--------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease, "A", FSA, 6s, 2016                       325              370,822
--------------------------------------------------------------------------------------------------
                                                                                        $2,653,117
--------------------------------------------------------------------------------------------------
Turnpike Revenue - 0.6%
--------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, AMBAC,
5.25s, 2018                                                            $2,000           $2,143,100
--------------------------------------------------------------------------------------------------

Universities - Colleges - 4.1%
--------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), 6s, 2021                                                     $1,950           $2,123,842
--------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875s, 2025                                                            1,650            2,117,165
--------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5s, 2026                                    2,000            2,365,500
--------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625s, 2020                         100              108,295
--------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875s, 2018                                            1,370            1,530,290
--------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Rev.
(College Of Art & Design, Inc.), 6.5s, 2013                               500              548,370
--------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev.
(University of Notre Dame), 6.5s, 2026                                  1,000            1,277,740
--------------------------------------------------------------------------------------------------
Tulsa, OK, Industrial Authority Rev., Refunding
(University of Tulsa), "A", MBIA, 6s, 2016                              1,250            1,508,650
--------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor
University), 6s, 2018                                                     435              479,509
--------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor
University), 6.25s, 2023                                                  520              562,141
--------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75s, 2019                                   2,295            2,563,951
--------------------------------------------------------------------------------------------------
                                                                                       $15,185,453
--------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.3%
--------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center), 6.25s, 2034                      $1,000           $1,002,430
--------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.6%
--------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Escondido Charter High School), 7.5s, 2036                              $500             $504,430
--------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5s, 2020                                              1,500            1,577,385
--------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.4s, 2019                                                     1,000            1,081,690
--------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.5s, 2029                                                     1,000            1,056,930
--------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., 7.625s, 2021                      400              412,480
--------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., 8s, 2031                          300              318,414
--------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5s, 2010                                                                520              560,836
--------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, 6.75s,
2031                                                                      500              499,305
--------------------------------------------------------------------------------------------------
                                                                                        $6,011,470
--------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.4%
--------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority
(Panther Creek Partners), 6.65s, 2010                                    $760             $784,875
--------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6s, 2025                                                                2,000            1,825,000
--------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development
(UAE Mecklenburg, LP), 6.5s, 2017                                         700              697,578
--------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority
(Multi-trade Project), 7.5s, 2014                                       2,000            2,032,120
--------------------------------------------------------------------------------------------------
                                                                                        $5,339,573
--------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 4.1%
--------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority,
Pollution Control Rev. (Tuscon Electric Power Co.),
5.875s, 2033                                                           $1,000             $891,450
--------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35s, 2016                                                       1,600            1,739,104
--------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
5.85s, 2023                                                               350              334,929
--------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
6.4s, 2024                                                                500              495,800
--------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.85s, 2028                                1,000            1,042,320
--------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev., 5.8s, 2022                        405              396,228
--------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service Co.), 5.8s, 2022                                                  500              489,170
--------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (San Juan Public
Services Co.), 6.3s, 2016                                                 565              571,565
--------------------------------------------------------------------------------------------------
Matagorda County, TX (Central Power & Light Co.),
4.55s, 2029                                                             1,000            1,000,620
--------------------------------------------------------------------------------------------------
Matagorda County, TX (Reliant Energy), 5.95s, 2030                      1,250            1,026,112
--------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution
Control (CT Light and Power), 5.9s, 2016                                  500              515,610
--------------------------------------------------------------------------------------------------
New Hampshire Pollution Control Rev. (United Illuminating
Co.), 3.75s, 2027                                                         800              807,400
--------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp, Clean Water &
Drinking, 5s, 2016                                                        430              453,568
--------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp, Clean Water &
Drinking, 5s, 2016                                                        570              615,196
--------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority (Tuscon
Electric Power Co.), 6.1s, 2025                                         2,000            1,834,980
--------------------------------------------------------------------------------------------------
Sabine River Authority Texas Pollution Control Rev.,
Adjustment Adjusted Refunding (TXU Electric Co.), "A",
5.5s, 2022                                                                500              483,125
--------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Energy
Gulf States), 6.6s, 2028                                                1,665            1,689,159
--------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7s, 2014                                         450              459,666
--------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8s, 2016                                         500              488,490
--------------------------------------------------------------------------------------------------
                                                                                       $15,334,492
--------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.3%
--------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75s, 2011                   $1,500           $1,854,210
--------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Public Service
Co. of NM), 6.375s, 2022                                                1,000            1,013,630
--------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375s, 2016                                                            2,000            2,456,720
--------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5s, 2020                                                              7,350            9,195,658
--------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, MBIA, 5s, 2019                          2,050            2,115,190
--------------------------------------------------------------------------------------------------

North Carolina Eastern Municipal Power Agency, MBIA,
7s, 2007                                                               $3,250           $3,798,698
--------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, MBIA, 7.66s,
2019(2)(4)                                                              1,500            1,684,140
--------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375s, 2013                                                        750              836,505
--------------------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency, AMBAC,
5.5s, 2015                                                                500              557,685
--------------------------------------------------------------------------------------------------
                                                                                       $23,512,436
--------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 3.9%
--------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
9.32s, 2016(2)(4)                                                      $1,000           $1,332,300
--------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25s,
2020(3)                                                                 1,170            1,405,497
--------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5s, 2019                     5,965            7,424,934
--------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., FGIC, 0s,
2017                                                                    2,300            1,201,497
--------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., FGIC, 0s, 2018            2,300            1,131,416
--------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Systems Rev., Subordinated,
"C", FSA, 5.25s, 2022                                                   2,000            2,082,540
--------------------------------------------------------------------------------------------------
                                                                                       $14,578,184
--------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $348,440,331)                                 $368,477,959
--------------------------------------------------------------------------------------------------

Floating Rate Demand Note - 0.0%
--------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, due 04/02/03,
at Identified Cost                                                       $200             $200,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $348,640,331)                                     $368,677,959
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                    4,774,986
--------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                   $373,452,945
--------------------------------------------------------------------------------------------------
(1) Non-income producing security in default.
(2) Inverse floating rate security.
(3) Refunded bond.
(4) Restricted security.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of
Investments and are defined as such:

Insurers:                                        Inverse Floaters:
AMBAC -- AMBAC Indemnity Corp.                   RIBS  -- Residual Interest Bonds
FGIC  -- Financial Guaranty Insurance Corp.      RITES -- Residual Interest Tax-Exempt Security
FSA   -- Financial Security Assurance, Inc.      ROLS  -- Residual Option Longs
GNMA  -- Government National Mortgage Assn.
MBIA  -- Municipal Bond Investors Corp.
XLCA  -- XL Capital Insurance Co.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 3/31/03

ASSETS

Investments, at value (identified cost, $348,640,331)          $368,677,959
---------------------------------------------------------------------------------------------------
Cash                                                                 78,949
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                     880,450
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,321,528
---------------------------------------------------------------------------------------------------
Interest receivable                                               5,388,149
---------------------------------------------------------------------------------------------------
Other assets                                                          5,093
---------------------------------------------------------------------------------------------------
Total assets                                                                           $376,352,128
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $1,497,567
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  358,364
---------------------------------------------------------------------------------------------------
Interest payable on swaps                                             4,938
---------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                      111,278
---------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                          735,135
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     12,151
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     3,043
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       13,646
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    531
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              162,530
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $2,899,183
---------------------------------------------------------------------------------------------------
Net assets                                                                             $373,452,945
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $358,980,338
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           19,191,215
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (3,988,893)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                                  (729,715)
---------------------------------------------------------------------------------------------------
Total                                                                                  $373,452,945
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                43,710,458
---------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                   $274,441,898
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             32,137,937
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.54
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.54)                                                  $8.97
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $59,590,860
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              6,968,738
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.55
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $39,420,187
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              4,603,783
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.56
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR YEAR ENDED 3/31/03

NET INVESTMENT INCOME

Interest income                                                                        $21,885,190
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $2,087,920
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               48,441
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     379,336
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              698,294
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              618,085
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              382,056
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   35,351
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       159,524
--------------------------------------------------------------------------------------------------
  Printing                                                             43,839
--------------------------------------------------------------------------------------------------
  Postage                                                              14,068
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        36,305
--------------------------------------------------------------------------------------------------
  Legal fees                                                            6,126
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       254,742
--------------------------------------------------------------------------------------------------
Total expenses                                                     $4,764,087
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (7,159)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (570,597)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,186,331
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $17,698,859
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis) on investment
transactions                                                                           $(2,870,156
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investment transactions                                                              $14,571,034
--------------------------------------------------------------------------------------------------
  Swap transactions                                                                       (846,413)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                     $13,724,621
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                        $10,854,465
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $28,553,324
--------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains
(losses) separated by share class.

YEARS ENDED 3/31                                                 2003                   2002

OPERATIONS
Net investment income                                            $17,698,859           $18,512,657
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           (2,870,156)              326,173
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         13,724,621            (9,516,112)
-------------------------------------------------------------   ------------          ------------
Increase in net assets from operations                           $28,553,324            $9,322,718
-------------------------------------------------------------   ------------          ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                       $(14,303,373)         $(14,605,379)
--------------------------------------------------------------------------------------------------
  Class B                                                         (2,694,683)           (3,187,194)
--------------------------------------------------------------------------------------------------
  Class C                                                         (1,663,610)           (1,552,710)
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(18,661,666)         $(19,345,283)
-------------------------------------------------------------   ------------          ------------
Net increase (decrease) in net assets from fund share
transactions                                                    $(10,929,973)          $23,600,243
-------------------------------------------------------------   ------------          ------------
Total increase (decrease) in net assets                          $(1,038,315)          $13,577,678
-------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                          $374,491,260          $360,913,582
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
(distributions in excess of) net investment income of $
(729,715) and $272,524, respectively)                           $373,452,945          $374,491,260
--------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

YEARS ENDED 3/31
CLASS A                                                 2003              2002            2001            2000            1999
Net asset value, beginning of period                   $8.32             $8.54           $8.33           $8.97           $8.99
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(2)(3)
  Net investment income(1)                             $0.41             $0.44           $0.46           $0.48           $0.47
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.25             (0.20)           0.27           (0.59)          (0.02)
--------------------------------------------------    ------            ------          ------          ------          ------
Total from investment operations                       $0.66             $0.24           $0.73          $(0.11)          $0.45
--------------------------------------------------    ------            ------          ------          ------          ------
LESS DISTRIBUTIONS
  From net investment income                          $(0.44)           $(0.46)         $(0.47)         $(0.47)         $(0.47)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                   --                --           (0.02)          (0.06)             --
--------------------------------------------------    ------            ------          ------          ------          ------
  In excess of net realized gain on investments           --                --           (0.03)             --              --
--------------------------------------------------    ------            ------          ------          ------          ------
Total distributions                                   $(0.44)           $(0.46)         $(0.52)         $(0.53)         $(0.47)
--------------------------------------------------    ------            ------          ------          ------          ------
Net asset value, end of period                         $8.54             $8.32           $8.54           $8.33           $8.97
--------------------------------------------------    ------            ------          ------          ------          ------
Total return (%)(5)                                     8.00              2.78            9.06           (1.15)           5.16
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE
NET ASSETS AND SUPPLEMENTAL DATA(1)
Expenses(4)                                             0.90              0.91            0.89            0.88            1.08
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                4.85              5.12            5.55            5.66            5.35
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        13                15              15              57              31
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $274,442          $276,719        $255,799        $217,880        $215,858
------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.40             $0.41           $0.44           $0.45           $0.47
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                                             1.05              1.15            1.20            1.20            1.21
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                4.70              4.88            5.24            5.34            5.22
------------------------------------------------------------------------------------------------------------------------------

(2) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001 have not been restated to reflect this change in presentation.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

YEARS ENDED 3/31
CLASS B                                                 2003              2002            2001            2000            1999
Net asset value, beginning of period                   $8.33             $8.55           $8.34           $8.98           $9.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(2)(3)
  Net investment income(1)                             $0.35             $0.37           $0.40           $0.42           $0.41
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.24             (0.20)           0.27           (0.59)          (0.02)
--------------------------------------------------    ------            ------          ------          ------          ------
Total from investment operations                       $0.59             $0.17           $0.67          $(0.17)          $0.39
--------------------------------------------------    ------            ------          ------          ------          ------

LESS DISTRIBUTIONS
  From net investment income                          $(0.37)           $(0.39)         $(0.41)         $(0.41)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                   --                --           (0.02)          (0.06)             --
--------------------------------------------------    ------            ------          ------          ------          ------
  In excess of net realized gain on investments           --                --           (0.03)             --              --
--------------------------------------------------    ------            ------          ------          ------          ------
Total distributions declared to shareholders          $(0.37)           $(0.39)         $(0.46)         $(0.47)         $(0.41)
--------------------------------------------------    ------            ------          ------          ------          ------
Net asset value, end of period                         $8.55             $8.33           $8.55           $8.34           $8.98
--------------------------------------------------    ------            ------          ------          ------          ------
Total return (%)                                        7.19              2.00            8.24           (1.89)           4.38
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND SUPPLEMENTAL DATA(1)
Expenses(4)                                             1.65              1.66            1.64            1.63            1.83
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                4.10              4.37            4.82            4.89            4.59
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        13                15              15              57              31
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $59,591           $61,627         $75,858         $93,656        $140,871
------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.34             $0.35           $0.38           $0.39           $0.40
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(4)                                             1.80              1.90            1.95            1.95            1.96
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.95              4.13            4.51            4.57            4.46
------------------------------------------------------------------------------------------------------------------------------

(2) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001 have not been restated to reflect this change in presentation.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

YEARS ENDED 3/31
CLASS C                                                 2003              2002            2001            2000            1999
Net asset value, beginning of period                   $8.34             $8.56           $8.35           $8.99           $9.01
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
  Net investment income(1)                             $0.35             $0.37           $0.40           $0.42           $0.41
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.24             (0.20)           0.27           (0.59)          (0.02)
--------------------------------------------------    ------            ------          ------          ------          ------
Total from investment operations                       $0.59             $0.17           $0.67          $(0.17)          $0.39
--------------------------------------------------    ------            ------          ------          ------          ------

LESS DISTRIBUTIONS
  From net investment income                          $(0.37)           $(0.39)         $(0.41)         $(0.41)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                   --                --           (0.02)          (0.06)             --
--------------------------------------------------    ------            ------          ------          ------          ------
  In excess of net realized gain on investments           --                --           (0.03)             --              --
--------------------------------------------------    ------            ------          ------          ------          ------
Total distributions declared to shareholders          $(0.37)           $(0.39)         $(0.46)         $(0.47)         $(0.41)
--------------------------------------------------    ------            ------          ------          ------          ------
Net asset value, end of period                         $8.56             $8.34           $8.56           $8.35           $8.99
--------------------------------------------------    ------            ------          ------          ------          ------
Total return (%)                                        7.18              2.00            8.23           (1.89)           4.37
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND SUPPLEMENTAL DATA(1)
Expenses(4)                                             1.65              1.66            1.64            1.63            1.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                4.10              4.37            4.80            4.89            4.59
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        13                15              15              57              31
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $39,420           $36,146         $29,257         $26,037         $32,164
------------------------------------------------------------------------------------------------------------------------------

(1) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                               $0.34             $0.35           $0.37           $0.39           $0.40
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(4)                                             1.80              1.90            1.95            1.95            1.94
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                3.95              4.13            4.49            4.57            4.46
------------------------------------------------------------------------------------------------------------------------------

(2) As required, effective April 1, 2001 the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
    2001 have not been restated to reflect this change in presentation.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended March 31, 2003 and March 31, 2002, were as follows:

                                                      3/31/03           3/31/02

Distributions declared from tax exempt income     $18,661,666       $19,345,283
-------------------------------------------------------------------------------

During the year ended March 31, 2003, accumulated distributions in excess of net investment income increased by $39,432, accumulated net realized loss on investments decreased by $38,398, and paid-in capital increased by $1,034 due to differences between book and tax accounting for amortization and accretion on debt securities, market discount, defaulted bonds and utilization of equalization (a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares). This change had no effect on the net assets or net asset value per share.

At March 31, 2003, accumulated distributions in excess of net investment income and realized loss on investments under book accounting differ from tax accounting due to temporary differences in accounting for capital losses, amortization and accretion on debt securities and defaulted bonds.

As of March 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed tax-exempt income                    $ 1,356,160
      ---------------------------------------------------------------
      Capital loss carryforward                           (2,300,593)
      ---------------------------------------------------------------
      Unrealized appreciation                             19,425,460
      ---------------------------------------------------------------
      Other temporary differences                          4,008,419
      ---------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on March 31, 2010 ($1,199,142), and March 31, 2011 ($1,101,451).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets on an annualized basis. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the year ended March 31, 2003 were 0.40% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $4,982 for inactive trustees for the year ended March 31, 2003. Also included in Trustees' compensation is a one-time settlement expense of $35,534.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                     0.0175%
      ------------------------------------------------------------
      Next $2.5 billion                                    0.0130%
      ------------------------------------------------------------
      Next $2.5 billion                                    0.0005%
      ------------------------------------------------------------
      In excess of $7 billion                              0.0000%
      ------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $250,900 the year ended March 31, 2003 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                             CLASS A      CLASS B       CLASS C

Distribution Fee                               0.10%        0.75%         0.75%
-------------------------------------------------------------------------------
Service Fee                                    0.25%        0.25%         0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                        0.35%        1.00%         1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended March 31, 2003 amounted to:

                                             CLASS A      CLASS B       CLASS C

Service Fee Retained by MFD                  $23,594       $1,627          $189
-------------------------------------------------------------------------------

Payment of the 0.10% per annum, Class A distribution fee will be implemented on such date as the Trustees of the trust may determine.

Fees incurred under the distribution plan during the year ended March 31, 2003, were as follows:

                                             CLASS A      CLASS B       CLASS C

Total Distribution Plan                        0.25%        1.00%         1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 2003 were as follows:

                                             CLASS A      CLASS B       CLASS C

Contingent Deferred Sales
Charges Imposed                               $2,986     $117,121        $8,490
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $47,893,294 and $54,496,894, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

      Aggregate cost                                $348,406,087
      -----------------------------------------------------------
      Gross unrealized appreciation                  $30,518,013
      -----------------------------------------------------------
      Gross unrealized depreciation                  (10,246,141)
      -----------------------------------------------------------
      Net unrealized appreciation                    $20,271,872
      -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 3/31/03               Year ended 3/31/02
                                              SHARES          AMOUNT           SHARES           AMOUNT

CLASS A SHARES
Shares sold                                 4,450,257      $37,896,886        7,793,540      $66,368,420
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 945,048        8,059,984          842,837        7,176,137
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (6,507,096)     (55,624,477)      (5,328,310)     (45,285,797)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                    (1,111,791)     $(9,667,607)       3,308,067      $28,258,760
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 1,268,027      $10,847,882        1,860,099      $15,878,844
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 158,423        1,354,185          167,017        1,423,590
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,853,374)     (15,811,734)      (3,500,563)     (29,807,397)
---------------------------------------------------------------------------------------------------------
Net decrease                                 (426,924)     $(3,609,667)      (1,473,447)    $(12,504,963)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 1,278,255      $10,973,927        1,605,957      $13,719,016
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 127,218        1,087,463          102,562          875,673
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,133,632)      (9,714,089)        (792,791)      (6,748,243)
---------------------------------------------------------------------------------------------------------
Net increase                                  271,841       $2,347,301          915,728       $7,846,446
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $2,984 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                 NOTIONAL
                 PRINCIPAL
                 AMOUNT OF               CASH FLOWS           CASH FLOWS PAID       UNREALIZED
EXPIRATION     CONTRACT (000)       RECEIVED BY THE FUND        BY THE FUND        DEPRECIATION
----------------------------------------------------------------------------------------------------
 11/15/04          4,000            Floating - 7 Day BMA      Fixed - 1.945%         $(42,946)
                                         Swap Index
----------------------------------------------------------------------------------------------------
 10/31/12          3,750            Floating - 3M LIBOR      Floating - 7 Day         (21,109)
                                         X 78.875%            BMA Swap Index
----------------------------------------------------------------------------------------------------
 12/18/12          7,600            Floating - 3M LIBOR      Floating - 7 Day         (47,223)
                                          X 78.75%            BMA Swap Index
----------------------------------------------------------------------------------------------------
                                                                                    $(111,278)
----------------------------------------------------------------------------------------------------

Rate Lock Swaps

   NOTIONAL PRINCIPAL
        AMOUNT OF                                                                 UNREALIZED
     CONTRACT (000)                          DESCRIPTION                         DEPRECIATION
----------------------------------------------------------------------------------------------------
         10,000          Agreement with Goldman Sachs terminating August 20,      $(490,740)
                         2003 to pay the difference between the notional
                         value and the market value of a bond with a 5.01%
                         coupon maturing on 8/20/22 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive).
----------------------------------------------------------------------------------------------------
          3,100          Agreement with Goldman Sachs terminating October 16,     $(112,756)
                         2003 to pay the difference between the notional
                         value and the market value of a bond with a 4.65%
                         coupon maturing on 10/16/18 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive):
----------------------------------------------------------------------------------------------------
          1,550          Agreement with Merrill Lynch terminating July 16,         $(58,593)
                         2003 to pay the difference between 4.554% and the
                         MMD general obligation yield curve rate for the
                         designated maturity year as of the close of business
                         on the termination date times the notional amount
                         times 10.8, if positive (received if negative).
----------------------------------------------------------------------------------------------------
          1,550          Agreement with Merrill Lynch terminating July 17,         $(58,414)
                         2003 to pay the difference between 4.554% and the
                         MMD general obligation yield curve rate for the
                         designated maturity year as of the close of business
                         on the termination date times the notional amount
                         times 10.8, if positive (received if negative).
----------------------------------------------------------------------------------------------------
          3,000          Agreement with Goldman Sachs terminating December          $14,245
                         10, 2003 to pay the difference between the notional
                         value and the market value of a bond with a 4.78%
                         coupon maturing on 12/10/23 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive):
----------------------------------------------------------------------------------------------------
          4,000          Agreement with Goldman Sachs terminating October 1,       $(28,877)
                         2003 to pay the difference between the notional
                         value and the market value of a bond with a 4.22%
                         coupon maturing on 10/01/16 priced at a yield to
                         maturity equal to the MMD general obligation yield
                         curve rate for the designated maturity year as of
                         the close of business on the termination date, if
                         negative (received if positive):
----------------------------------------------------------------------------------------------------
                                                                        Total     $(735,135)
----------------------------------------------------------------------------------------------------

At March 31, 2003 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 2003 the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 6.0% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                             DATE OF       SHARE/PRINCIPAL
DESCRIPTION                                ACQUISITION      AMOUNT (000)         COST            VALUE
---------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 9.32s, 2016                    4/20/1999           1,000         $1,167,100       $1,332,300
---------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission
Rev., RITES, 5.874s, 2017                   3/10/1999           1,250          1,337,550        1,561,200
---------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission
Rev., RITES, 5.874s, 2016                   3/10/1999           1,500          1,619,550        1,891,200
---------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC,
8.25, 2015                                  7/15/2001           3,000          3,878,760        3,976,980
---------------------------------------------------------------------------------------------------------
Dudley-Charlton, Ma, Regional School
District, RITES, FGIC 8.924s, 2017           5/5/1999           1,495          1,615,945        1,882,594
---------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial
Development Authority Rev. (Bon
Secours), RIBS, FSA, 10.4s, 2027            2/16/1995           5,000          4,425,000        6,671,550
---------------------------------------------------------------------------------------------------------
Houston, TX, Independent School
District, RITES, 8.82s, 2017                2/26/1999           2,325          2,440,831        2,678,167
---------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency,
ROLS, MBIA, 7.66s, 2019                     10/28/1996          1,500          1,717,980        1,684,140
---------------------------------------------------------------------------------------------------------
Texas Department of Housing and
Community Affairs (DFW Place),
10s, 2026                                   7/26/2001           2,215          2,224,150          552,753
---------------------------------------------------------------------------------------------------------
                                                                                              $22,230,884
---------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to April 1, 2001 the fund did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $141,316 increase in cost of securities and a corresponding $141,316 decrease in net unrealized appreciation, based on securities held by the fund on April 1, 2001.

The effect of this change for the year ended March 31, 2002 was to increase net investment income by $90,817, decrease net unrealized appreciation by $78,660, and decrease net realized gains by $12,157. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of Municipal Series Trust and the Shareholders of
MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund
(one of the series constituting MFS Municipal Series Trust) (the "Trust"), as of March 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Municipal Income Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 8, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series
Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JOHN W. BALLEN (born 09/12/59)
Trustee and President                                    RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Chief          Treasurer
Executive Officer and Director                           Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer, General Manager, Mutual Funds (prior to
Vice President and Associate General Counsel             September 2000)

                                                         ELLEN MOYNIHAN (born 11/13/57)
STEPHEN E. CAVAN (born 11/06/53)                         Assistant Treasurer
Secretary and Clerk                                      Massachusetts Financial Services Company, Vice
Massachusetts Financial Services Company, Senior         President
Vice President, General Counsel and Secretary
                                                         JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Senior
Assistant Treasurer                                      Vice President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
Michael L. Dawson(1)                                     200 Berkeley St.
Geoffrey L. Schechter(1)                                 Boston, MA 02116


(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

For federal income tax purposes, approximately 100% of the total dividends paid by the fund from net investment income during the year ended March 31, 2002, is designated as an exempt-interest dividend.

The fund has the option to use stabilization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
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

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CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
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WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

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

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              LMB-ANN-5/03  19M